Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 05, 2024
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001517936
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 05, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 05, 2024
First Trust Long Duration Opportunities ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s Summary Prospectus and Prospectus, the third and fourth sentences of the first paragraph under the section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

As discussed in more detail below, the Fund may purchase mortgage-related securities in “to-be-announced” transactions (“TBA Transactions”), including mortgage dollar rolls, which also count toward the 80% investment requirement set forth above.